S-K 1604(a)(3) De-SPAC Forepart, Compensation	Sep. 18, 2025 USD ($) $ / shares shares
Founder Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares | shares	7,187,500
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Private Placement Units [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares | shares	725,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount | $	$ 7,250,000